PARENT AND SUBSIDIARY DEBT GUARANTEES	12 Months Ended
Dec. 28, 2013
Guarantees [Abstract]
PARENT AND SUBSIDIARY DEBT GUARANTEES
PARENT AND SUBSIDIARY DEBT GUARANTEES

The following debt obligations were issued by Stanley Black & Decker, Inc. (“Stanley”) and were previously fully and unconditionally guaranteed by The Black & Decker Corporation (“Black & Decker”), a 100.0% owned direct subsidiary of Stanley: 3.40% Notes due 2021; 2.90% Notes due 2022; and the 5.20% 2040 Term Bonds. The following note was issued by Black & Decker and was previously fully and unconditionally guaranteed by Stanley: 5.75% Notes due 2016. During the second quarter of 2013, each guarantor was released from its obligations under the guarantees in accordance with the terms of the indentures governing the underlying obligations. As a result, the Company no longer discloses selected condensed consolidating financial statements of its parent and its guarantor and non-guarantor subsidiaries.